GOODWILL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)
GOODWILL
Reporting unit | segment	1
Costs:
Beginning balance	$ 401	$ 430
Foreign Currency Adjustment	27	(29)
Ending balance	428	401
Goodwill, net	$ 428	$ 401